Foreign Exchange Gain (Loss) and Other Income (Expenses)	6 Months Ended
Jun. 30, 2025
Foreign Exchange Gain (Loss) and Other Income (Expenses)
Foreign Exchange Gain (Loss) and Other Income (Expenses)

Note 17 – Foreign Exchange Gain (Loss) and Other Income (Expenses)

Foreign exchange gain (loss) and other income (expenses) comprised the following:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Foreign exchange (loss) gain	$(1.4)	$(7.3)	$4.4	$(8.4)
Gain (loss) on derivative financial instruments	5.7	(2.4)	5.6	(3.0)
Other expenses	(0.2)	(0.1)	(0.2)	—
	$4.1	$(9.8)	$9.8	$(11.4)

For the three months ended June 30, 2025, of the foreign exchange loss of $1.4 million (Q2 2024 - foreign exchange loss of $7.3 million), $5.2 million was an unrealized foreign exchange gain and $6.6 million was a realized foreign exchange loss (Q2 2024 - $6.7 million unrealized foreign exchange loss and $0.6 million realized foreign exchange loss).

For the six months ended June 30, 2025, of the foreign exchange gain of $4.4 million (H1 2024 - foreign exchange loss of $8.4 million), $11.2 million was an unrealized foreign exchange gain and $6.8 million was a realized foreign exchange loss (H1 2024 - $7.8 million unrealized foreign exchange loss and $0.6 million realized foreign exchange loss).